Suppliers and contractors (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of amount due to suppliers and contractors

	Notes	June 30, 2023	December 31, 2022
Third parties – Brazil		3,318	2,691
Third parties – Abroad		1,753	1,599
Related parties	29	169	171
Total		5,240	4,461